TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Operating losses carry forwards	$ 3,548	$ 3,471
Reserves, tax allowances, capital losses carry forwards, operating lease and others	4,029	3,952
Total deferred taxes before valuation allowance	7,577	7,423
Valuation allowance	(5,045)	(5,478)
Deferred tax assets, net:	2,532	1,945
Deferred tax liabilities:
Property and equipment, intangible assets, operating lease and others	(721)	(1,647)
Undistributed earnings of subsidiaries	(695)	(695)
Deferred tax liabilities	(1,416)	(2,342)
Net deferred tax assets (liability)	1,116	(397)
Domestic [Member]
Deferred tax liabilities:
Deferred tax assets, Domestic	(695)	(695)
Foreign Tax Authority [Member]
Deferred tax liabilities:
Deferred tax assets, Foreign	$ 1,811	$ 298